U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
 Please print or type

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1. Name and address of issuer:
Delaware Life Variable Account I c/o Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451

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2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list securities or classes):  ☑

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3. Investment Company Act File Number: 811-09137

Securities Act File Number:	333-68601, 333-59662, 333-94359, 333-100831, 333-100829, 333-143353, 333-143354, 333-144628, 333-148178

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4(a). Last day of fiscal year for which this Form is filed: 12/31/15

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4(b). ☐	Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). ☐	Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
	the fiscal year pursuant to section 24(f):	$12,498,326

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$27,971,849

(iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year
	ending no earlier than October 11, 1995
	that were not previously used to reduce
	registration fees payable to the Commission:	$27,138,752

(iv)	Total available redemption credits (add Items
	5(ii) and 5(iii):	$55,110,601

(v)	Net sales--if Item 5(i) is greater that Item
	5(iv) [subtract Item 5(iv) for Item 5(i)]:	$ 0

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(vi)	Redemption credits available for use in future
	years -- if Item 5(i) is less than Item 5(iv)
	[subtract Item 5(iv) from Item 5(I)]:	($42,612,275)

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(vii)	Multiplier for determining registration fee
	(see Instruction C.9):	x 0.0001007

(viii)	Registration fee due [multiply Item 5(v) by
	Item 5(vii)] (enter "0" if no fee is due):	$

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6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997. then report the amount of securities (number of shares or other units)
deducted here: . If there is a number of shares
or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

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7.	Interest due -- if this Form is being filed more that 90
days after the end of the issuer's fiscal year (see
	Instruction D):	+

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8.	Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]
= $

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9.	Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository:

            Method of Delivery:

                              ☐ Wire Transfer

                             ☐ Mail or other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Lynn Kelley
Lynn Kelley
Financial Reporting AVP

Date:	March 24, 2016

*Please print the name and title of the signing officer below the signature.